Condensed Consolidated Statement Of Operations (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 15, 2012	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Jun. 30, 2013 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Dec. 31, 2012 Eliminations [Member] Successor [Member]	Jan. 31, 2011 Eliminations [Member] Predecessor [Member]	Dec. 31, 2010 Eliminations [Member] Predecessor [Member]	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2013 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Predecessor [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Predecessor [Member]	Dec. 31, 2011 Parent [Member] Successor [Member]	Dec. 31, 2012 Parent [Member] Successor [Member]	Jan. 31, 2011 Parent [Member] Predecessor [Member]	Dec. 31, 2010 Parent [Member] Predecessor [Member]
Condensed Financial Statements, Captions [Line Items]
Net Sales		$ 108	$ 267	$ 525	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428	$ 995	$ 863		$ 1,543	$ 1,832		$ 108		$ 1,218	$ (101)	$ (33)	$ (195)	$ (51)	$ 9	$ (153)	$ (23)	$ (299)					$ 356	$ 363	$ 668	$ 727	$ 1,207	$ 1,340	$ 111	$ 1,240	$ 270	$ 99	$ 522	$ 187	$ 327	$ 645	$ 20	$ 277
Cost of goods sold		83	230	475	543	444	304	277	242	322	310	913	581		1,104	1,568		83		996	(104)	(42)	(172)	(55)	22	(104)	(22)	(289)					339	266	642	499	856	1,057	89	1,047	240	80	443	137	226	615	16	238
Gross Margin				50			125					82	282		439	264		25		222	3	9	(23)	4	(13)	(49)	(1)	(10)					17	97	26	228	351	283	22	193	30	19	79	50	101	30	4	39
Selling, general and administrative expenses				41			103					92	147		152	239		5		59	(1)	(1)	(2)	(2)	(3)	(4)	(1)	(9)	4	38	9	38	31	58	66	99	142	115	5	56	7	8	19	12	13	30	1	12		98
Litigation/arbitration settlement															(10)																						(10)
Provision for environmental remediation and restoration, net of reimbursements															(5)					(47)																	(5)			(47)
Income (Loss) from Operations				9			22					(10)	135		302	25		20		210	4	10	(21)	6	(10)	(45)		(1)	(4)	(38)	(9)	(38)	(14)	39	(40)	129	224	168	17	184	23	11	60	38	88		3	27		(98)
Interest and debt expense				(35)			(14)					(62)	(22)		(30)	(65)		(3)		(50)									137	24	273	24	(161)	(36)	(324)	(41)	(20)	(356)	(3)	(38)	(11)	(2)	(11)	(5)	(10)	(6)		(12)		297
Other income (expense)																		615		(153)							2	121											550	(159)							63	(115)
Loss on extinguishment of debt												(4)																							(3)								(1)
Other income (expense)				26			(3)					32	(4)		(10)	(7)		2		(8)		1		38	31	432					1		13	49	11	14	(35)	(336)			13	(53)	20	(56)	(6)	(8)				(95)
Gain on bargain purchase	205						1,055						1,055	185		1,055														1,055		1,055																		1,055
Equity in earnings of subsidiary																					106	1,026	256	989					(106)	(991)	(256)	(991)		(35)		2
Equity in earnings of subsidiary																									(72)	1,142	(63)	114									72	2	63	(114)										(1,144)
Income (Loss) before Income Taxes							1,060					(44)	1,164		262	1,008		632		7	110	1,037	235	1,033	(51)	1,529	(61)	234	27	50	9	50	(162)	17	(356)	104	241	(522)	627	(127)	25	(44)	68	(23)	72	(14)	66	(100)		15
Income tax benefit (provision)				(1)			84					(2)	66	0	(20)	125		(1)		(2)								(1)	(40)	4	(78)	4	40	59	91	59	6	139	(1)	6	(1)	21	(15)	3	(26)	46		(7)		(60)
Income (Loss) from Continuing Operations															242	1,133		631		5					(51)			233									247			(121)					46			(107)
Income from discontinued operations																				1																				1
Net Income (Loss)				(1)			1,144					(46)	1,230		242	1,133		631	631	6	110	1,037	235	1,033	(51)	1,529	(61)	233	(13)	54	(69)	54	(122)	76	(265)	163	247	(383)	626	(120)	24	(23)	53	(20)	46	32	66	(107)		(45)
Income attributable to noncontrolling interest				12								24		1		1																	12		24			1
Net Income (Loss) attributable to Tronox Limited		$ 631	$ 10	$ (13)	$ (96)	$ (1)	$ 1,144	$ 86	$ 67	$ 99	$ 66	$ (70)	$ 1,230	$ 1,133	$ 242	$ 1,134	$ 242	$ 631		$ 6	$ 110	$ 1,037	$ 235	$ 1,033		$ 1,529			$ (13)	$ 54	$ (69)	$ 54	$ (134)	$ 76	$ (289)	$ 163		$ (382)			$ 24	$ (23)	$ 53	$ (20)		$ 32				$ (45)